Subsequent Events - Redemptions Backstop Facility (Details) - CIK0001853021 Metals Acquisition Corp [Member] - USD ($)			3 Months Ended	10 Months Ended
	Mar. 20, 2023	Mar. 10, 2023	Mar. 31, 2023	Dec. 31, 2021	Feb. 28, 2023
Subsequent Event
Amount of facility					$ 205,000,000
Aggregate purchase price		$ 15,000,000		$ 25,000
Payments to related parties				$ 150,000
Maximum [Member]
Subsequent Event
Amount of facility			$ 75,000,000
Maximum [Member] | Subsequent Event
Subsequent Event
Amount of facility		75,000,000
Copper Purchase Agreement
Subsequent Event
Amount of facility	$ 75,000,000
Notoce period for drawing the deposit (in days), prior to the closing of the Business Combination	10 days
Percentage of Payable Copper to determine amount to be transferred	96.20%
Percentage of cash settlement price	4.00%
One-time payment	$ 40,000,000
Payments to related parties	20,000,000
Copper Purchase Agreement | Subsequent Event
Subsequent Event
Amount of facility	$ 75,000,000
Percentage of Payable Copper to determine amount to be transferred	96.20%
Percentage of cash settlement price	4.00%
One-time payment	$ 40,000,000
Payments to related parties	$ 20,000,000
Copper Purchase Agreement | Maximum [Member] | Redemptions Backstop Facility
Subsequent Event
Aggregate purchase price			$ 25,000,000
Copper Purchase Agreement | Maximum [Member] | Redemptions Backstop Facility | Subsequent Event
Subsequent Event
Aggregate purchase price		$ 25,000,000
Copper Purchase Agreement | Minimum | Subsequent Event
Subsequent Event
Notoce period for drawing the deposit (in days), prior to the closing of the Business Combination	10 days
Copper Stream Equity Subscription Agreement
Subsequent Event
Purchase price (In per share)	$ 10.00
Copper Stream Equity Subscription Agreement | Subsequent Event
Subsequent Event
Aggregate ordinary shares	2,500,000
Purchase price (In per share)	$ 10.00
Aggregate purchase price	$ 25,000,000
Silver Stream Equity Subscription Agreement
Subsequent Event
Aggregate purchase price	$ 15,000,000
Aggregate ordinary shares	1,500,000
Purchase price (In per share)	$ 10.00
Silver Stream Equity Subscription Agreement | Subsequent Event
Subsequent Event
Aggregate ordinary shares	1,500,000
Purchase price (In per share)	$ 10.00